INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2020
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2020, 2019 and 2018, the Company had the following participation in investments that are recorded using the equity method:

	2020	2019	2018
River Box Holding Inc.	49.90%	—%	—%
SFL Deepwater Ltd	—%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	—%	100.00%	100.00%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2020
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Share presented		49.90%		100.00%
Current assets	34,763	12,475	—	22,288	—
Non-current assets	513,918	258,865	—	255,053	—
Total assets	548,681	271,340	—	277,341	—
Current liabilities	199,255	12,569	—	186,686	—
Non-current liabilities (1)	322,129	243,219	—	78,910	—
Total liabilities	521,384	255,788	—	265,596	—
Total stockholders' equity (2)	27,297	15,552	—	11,745	—

	As of December 31, 2019
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	75,079	—	29,047	22,645	23,387
Non-current assets	920,801	—	286,222	273,621	360,958
Total assets	995,880	—	315,269	296,266	384,345
Current liabilities	65,832	—	19,168	20,761	25,903
Non-current liabilities (1)	887,887	—	285,147	265,769	336,971
Total liabilities	953,719	—	304,315	286,530	362,874
Total stockholders' equity (2)	42,161	—	10,954	9,736	21,471

(1)River Box and SFL Hercules non-current liabilities at December 31, 2020, include $45.0 million and $78.9 million due to SFL, respectively (see Note 24: Related party transactions). At December 31, 2019 SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities include $113.0 million, $80.0 million and $121.0 million respectively (see Note 24: Related party transactions). In addition, SFL Deepwater, SFL Hercules and SFL Linus current liabilities at December 31, 2019, include a further $1.2 million, $3.4 million and $7.4 million due to SFL, respectively (see Note 24: Related party transactions).
(2)In the year ended December 31, 2020, 2019 and 2018, the Company did not receive any dividends from its associates.

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2020
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	45,573	—	11,835	15,072	18,666
Net operating revenues	45,532	—	11,892	15,050	18,590
Net income (3)	4,286	—	(6,002)	3,827	6,461

	Year ended December 31, 2019
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,142	—	18,966	18,378	26,798
Net operating revenues	64,142	—	18,966	18,378	26,798
Net income (3)	17,054	—	4,346	3,622	9,086

	Year ended December 31, 2018
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,572	—	19,594	19,126	25,852
Net operating revenues	64,410	—	19,540	19,049	25,821
Net income (3)	14,635	—	3,973	3,372	7,290

(3)The net income of River Box, SFL Deepwater, SFL Hercules and SFL Linus for the year ended December 31, 2020, includes interest payable to SFL amounting to $0.0 million, $3.8 million (2019: $5.1 million; 2018: $5.1 million), $3.6 million (2019: $3.6 million; 2018: $3.6 million), and $4.5 million (2019: $5.4 million; 2018: $5.4 million), respectively (see Note 24: Related party transactions).

Financing Receivable, Allowance for Credit Loss
Movements in the year ended December 31, 2020, in the allowance for expected credit losses can be summarized as follows:

	As of December 31, 2020
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Share presented		49.90%		100.00%
Balance at December 31, 2019	—	—	—	—	—
Adjustment for adoption of the ASU 2016-13 (Note 2)	27,024	—	23,493	1,816	1,715
Transferred from associates	(35,665)	—	(32,964)	—	(2,701)
Addition from new associate	786	786	—	—	—
Allowance recorded in net income of associated company	11,276	—	9,471	819	986
Balance at December 31, 2020	3,421	786	—	2,635	—